Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Corporate Bonds (0.6%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical (0.1%)
United Airlines Pass-Through Trust, Series 2016-2, Class AA 2.875%, 4/7/30	157,710	150

Total		150

Industrial (0.3%)
Vessel Management Services, Inc. 3.432%, 8/15/36	403,000	413

Total		413

Utilities (0.2%)
Duke Energy Florida LLC 2.500%, 12/1/29	200,000	188

Total		188

Total Corporate Bonds (Cost: $760)		751

Governments (101.8%)

Governments (101.8%)
Federal National Mortgage Association
3.600%, 2/1/40	576,871	607
5.000%, 6/1/35	26,375	28
5.000%, 2/1/36	40,806	44
5.500%, 5/1/49	35,775	38
5.625%, 4/17/28	100,000	117
Resolution Funding Corp. Stripped 0.000%, 4/15/30 PO	4,800,000	3,888
0.000%, 4/15/28 IO	400,000	340
Tennessee Valley Authority Stripped 0.000%, 5/1/30 PO	500,000	397
US Treasury
1.125%, 5/15/40	6,790,000	5,350
1.125%, 8/15/40	65,580,000	51,411
1.375%, 11/15/40	11,700,000	9,565
1.375%, 8/15/50	3,300,000	2,540
1.625%, 11/15/50 b	400,000	328
1.750%, 8/15/41	2,000,000	1,733
1.875%, 2/15/41 b	1,900,000	1,692
1.875%, 11/15/51 b	24,860,000	21,807
2.000%, 11/15/41	2,400,000	2,172
2.000%, 2/15/50 b	12,920,000	11,638
2.000%, 8/15/51	4,300,000	3,879
2.375%, 5/15/51	2,300,000	2,254
2.500%, 2/15/46	940,000	920
2.875%, 5/15/49	1,350,000	1,452
3.000%, 11/15/45	370,000	395
3.000%, 2/15/48	330,000	360
3.000%, 8/15/48 b	700,000	764
3.125%, 5/15/48	2,430,000	2,713
US Treasury Stripped
0.000%, 8/15/34 IO	850,000	624
0.000%, 11/15/43 PO	700,000	394

Total		127,450

Total Governments (Cost: $146,891)		127,450

Structured Products (12.2%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities (0.4%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
0.937%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	59,638	59
Hertz Vehicle Financing LLC, Series 2022-2A, Class A 2.330%, 6/26/28 144A	300,000	281
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
1.208%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	28,381	28
Towd Point Mortgage Trust, Series 2019-4, Class A1 2.900%, (AFC), 10/25/59 144A	108,146	106

Total		474

Mortgage Securities (11.8%)
BWAY Mortgage Trust, Series 2013-1515, Class A2 3.454%, 3/10/33 144A	300,000	298
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A 2.778%, (CSTR), 11/10/31 144A	600,000	594
COMM Mortgage Trust, Series 2016-667M, Class A 3.140%, 10/10/36 144A	700,000	674
COMM Mortgage Trust, Series 2018-HOME, Class A 3.815%, (AFC), 4/10/33 144A	200,000	198
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3 2.103%, (CSTR), 7/25/33	287	–	π
DBWF Mortgage Trust, Series 2016-85T, Class A 3.791%, 12/10/36 144A	800,000	804
Extended Stay America Trust, Series 2021- ESH, Class A
1.477%, (ICE LIBOR USD 1 Month plus 1.080%), 7/15/38 144A	397,553	393
Federal Home Loan Mortgage Corp., Series 2752, Class EZ 5.500%, 2/15/34	138,440	148
Federal Home Loan Mortgage Corp., Series 3759, Class FB
0.897%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/40	25,617	26
Federal Home Loan Mortgage Corp., Series 4092, Class AY 3.000%, 8/15/32	2,200,000	2,209
Federal Home Loan Mortgage Corp., Series 4387, Class AZ 4.000%, 9/15/44	2,314,708	2,364
Federal Home Loan Mortgage Corp., Series 4398, Class ZX 4.000%, 9/15/54	806,822	859

Long-Term U.S. Government Bond Portfolio

Structured Products (12.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4830, Class ZG 3.000%, 4/15/53	680,991	660
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
1.504%, (Federal Reserve US 12 Month Cumulative Avg 1 year Constant Maturity plus 1.400%), 7/25/44	5,208	5
Federal National Mortgage Association, Series 2007-39, Class NZ 4.250%, 5/25/37	90,156	92
Federal National Mortgage Association, Series 2012-101, Class FC
0.687%, (ICE LIBOR USD 1 Month plus 0.500%), 9/25/42	31,527	32
Federal National Mortgage Association, Series 2016-61, Class ML 3.000%, 9/25/46	900,000	884
Freddie Mac Military Housing Bonds Resecuritization Trust, Series 2015-R1, Class A2 4.320%, (CSTR), 10/25/52 144A	567,050	588
Government National Mortgage Association, Series 2010-26, Class OW 0.000%, 02/20/40 PO	346,843	310
Government National Mortgage Association, Series 2010-75, Class OA 0.000%, 09/20/35 PO	228,523	202
GS Mortgage Securities Trust, Series 2015- 590M, Class B 3.805%, (CSTR), 10/10/35 144A	300,000	295
Hilton USA Trust, Series 2016-HHV, Class A 3.719%, 11/5/38 144A	600,000	599
Hilton USA Trust, Series 2016-HHV, Class C 4.194%, (CSTR), 11/5/38 144A	400,000	393
LUXE Trust, Series 2021-MLBH, Class A
1.377%, (ICE LIBOR USD 1 Month plus 0.980%), 11/15/38 144A	100,000	98
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A 2.331%, (CSTR, AFC), 5/25/33	631	1

Structured Products (12.2%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Morgan Stanley Capital I Trust, Series 2021- 230P, Class A
1.566%, (ICE LIBOR USD 1 Month plus 1.169%), 12/15/23 144A	200,000	198
MSSG Trust, Series 2017-237P, Class A 3.397%, 9/13/39 144A	700,000	680
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 2.750%, (AFC), 11/25/59 144A	122,922	121
Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A
1.698%, (US 30 Day Average SOFR plus 1.650%), 1/25/37 144A	200,000	200
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
0.822%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	2,175	2
VNDO Trust, Series 2016-350P, Class A 3.805%, 1/10/35 144A	800,000	801
Worldwide Plaza Trust, Series 2017-WWP, Class A 3.526%, 11/10/36 144A	100,000	98

Total		14,826

Total Structured Products (Cost: $15,509)		15,300

Short-Term Investments (2.1%)

Governments (1.4%)
US Treasury
0.000%, 6/21/22	371,000	371
0.000%, 6/23/22	1,400,000	1,398

Total		1,769

Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	841,919	842

Total		842

Total Short-Term Investments (Cost: $2,611)		2,611

Total Investments (116.7%) (Cost: $165,771)@		146,112

Other Assets, Less Liabilities (-16.7%)		(20,959)

Net Assets (100.0%)		125,153

Long-Term U.S. Government Bond Portfolio

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)

Uniform Mortgage Backed Security TBA	2.000%	4/13/52	$(5,300)	$(5,067)	$(4,920)

			$(5,300)	$(5,067)	$(4,920)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)

Five-Year US Treasury Note Future	Short	USD	1,300	13	6/22	$1,491	$38	$(2)
Ten-Year US Treasury Note Future	Long	USD	300	3	6/22	369	(9)	1
Two-Year US Treasury Note Future	Long	USD	6,200	31	6/22	6,570	(89)	5
Ultra Long Term US Treasury Note Future	Long	USD	4,400	44	6/22	7,793	(313)	47
Ultra Ten-Year US Treasury Note Future	Short	USD	8,500	85	6/22	11,515	346	(34)
US Treasury Long Bond Future	Short	USD	8,900	89	6/22	13,356	406	(56)

							$379	$(39)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.750%	10/53	2,200	USD	$(37)	$144	$107	$(15)
Compounded-OIS
3-Month USD-LIBOR	0.750%	3/31	1,000	USD	9	125	134	(2)
3-Month USD-LIBOR	1.250%	6/41	6,010	USD	130	936	1,066	(27)
3-Month USD-LIBOR	1.150%	3/51	680	USD	15	150	165	(4)

					$117	$1,355	$1,472	$(48)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate
Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)

1-Day USD-SOFR	1.600%	10/28	10,700	USD	$22	$(327)	$(305)	$5
Compounded-OIS
3-Month USD-LIBOR	1.000%	12/25	3,170	USD	56	(236)	(180)	–π
3-Month USD-LIBOR	1.250%	12/50	2,100	USD	(178)	(294)	(472)	12

					$(100)	$(857)	$(957)	$17

	Financial Derivative Assets			Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$17	$53	$70	$(48)	$(92)	$(140)	$–

+	All par is stated in U.S. Dollar unless otherwise noted.
b

Cash or securities with an aggregate value of $36,229 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 3/31/2022.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022 the value of these securities (in thousands) was $7,478 representing 6.0% of the net assets.

π	Amount is less than one thousand.
#	7-Day yield as of 3/31/2022.

Long-Term U.S. Government Bond Portfolio

@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $140,088 and the net unrealized appreciation of investments based on that cost was $1,998 which is comprised of $3,616 aggregate gross unrealized appreciation and $1,618 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 -fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$751	$—
Governments	—	127,450	—
Structured Products	—	15,300	—
Short-Term Investments
Money Market Funds	842	—	—
All Others	—	1,769	—
Other Financial Instruments^
Futures	790	—	—
Interest Rate Swaps	—	1,472	—

Total Assets:	$1,632	$146,742	$—

Liabilities:
Other Financial Instruments^
Futures	(411)	—	—
Interest Rate Swaps	—	(957)	—
Securities Sold Short	—	(4,920)	—

Total Liabilities:	$(411)	$(5,877)	$—

^ Other financial instruments are derivative instruments such as futures and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand